Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 14,200,000	$ 13,700,000	$ 4,500,000
2013	51,663,000
2014	30,184,000
2015	15,769,000
2016	7,788,000
2017	1,443,000
Thereafter	49,000
Total	106,896,000
Loss Contingency, Loss in Period	$ 8,300,000